TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
SCHEDULE OF TRADE AND OTHER PAYABLES
	2024	2023
	USD	USD
Trade payables	1,841,297	2,350,888
Other payables	778,114	978,536
Accruals	796,858	1,008,768
Total	3,416,269	4,338,192